NOTE 5 - PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Property Pant and Equipment
	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2021	$63,576	$31,500	$629	$95,705
Additions	—	—	—	—
Effects of currency translation	(6,353)	(3,149)	(63)	(9,565)
At June 30, 2022	$57,223	$28,351	$566	$86,140

Less accumulated depreciation
At December 31, 2021	$14,092	$11,710	$283	$26,085
Depreciation expense	3,044	4,725	57	7,826
Effects of currency translation	(1,407)	(1,170)	(29)	(2,606)
At June 30, 2022	$15,729	$15,265	$311	$31,305

Net book value
At June 30, 2022	$41,494	$13,086	$255	$54,835
At December 31, 2021	$49,484	$19,790	$346	$69,620

	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2020	$64,033	$12,962	$632	$77,627
Additions	—	18,630	—	18,630
Effects of currency translation	(457)	(92)	(3)	(552)
At December 31, 2021	63,576	31,500	629	95,705

Less accumulated depreciation
At December 31, 2020	7,380	5,316	158	12,854
Depreciation expense	6,764	6,432	126	13,322
Effects of currency translation	(52)	(38)	(1)	(91)
At December 31, 2021	14,092	11,710	283	26,085

Net book value
At December 31, 2021	49,484	19,790	346	69,620
At December 31, 2020	$56,653	$7,646	$474	$64,773

	Motor Vehicles	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2019	61,631	16,312	377	$78,320
Additions	—	1,563	241	1,804
Disposals	—	(5,234)	—	(5,234)
Effects of currency translation	2,402	321	14	2,737
At December 31, 2020	64,033	12,962	632	77,627

Less accumulated depreciation
At December 31, 2019	547	1,849	30	2,426
Depreciation expense	6,312	3,307	127	9,746
Effects of currency translation	521	160	1	682
At December 31, 2020	7,380	5,316	158	12,854

Net book value
At December 31, 2020	56,653	7,646	474	64,773
At December 31, 2019	61,084	14,463	347	$75,894